Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrants
Warrants

NOTE 10 – Warrants

Public Warrants

As of June 30, 2024 (Successor) and December 31, 2023 (Successor), there were 10,751,862 Public Warrants outstanding. Each whole warrant entitles the holder thereof to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustments described in the Company’s registration statement on Form S-1 (Registration No. 333-249177) filed in connection with its initial public offering.

The Public Warrants is exercisable and will expire on March 15, 2028 or earlier upon redemption or liquidation. Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the units and only whole warrants will trade.

The Company will not be obligated to deliver any shares of Class A common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act covering the issuance of the shares of Class A common stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable, and the Company will not be obligated to issue shares of Class A common stock upon exercise of a warrant unless Class A common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.

On July 13, 2023, warrant holders exercised 435,000 public warrants at an exercise price of $11.50, for a total of $5,002 thousand of cash proceeds to the Company.

On July 14, 2023, the Company entered into a Warrant Exchange Agreement (the “Agreement”) with an unaffiliated third party investor (the “Warrant Holder”) with respect to warrants to purchase an aggregate of 2,000 thousand shares of its common stock, par value $0.0001 per share (the “Common Stock”) initially issued by the Company in its initial public offering on December 15, 2020 (the “Public Warrants”). Pursuant to the Agreement, the Company issued an aggregate of 600 thousand shares of Common Stock to the Warrant Holder in exchange for the surrender and cancellation of the Public Warrants held by such holder. This resulted to an additional paid in capital of $4,914 thousand in a non-cash transaction and resulted in a $3,900 thousand loss on the warrant conversion, which is included in change in fair value of derivative liability in the statement of operations.

For the three months ended September 30, 2023, approximately 613 thousand public warrants to purchase Class A common stock were exercised on a cashless basis for approximately 50 thousand shares of common stock and are no longer outstanding.

Private Warrants

As of June 30, 2024 (Successor) and December 31, 2023 (Successor), there were 10,280 thousand Private Placement Warrants outstanding. The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of Class A common stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until April 14, 2023, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

NOTE 11 – Warrants

Public Warrants

As of December 31, 2023, there were 10,752 thousand public warrants outstanding, and none as of December 31, 2022. Each whole warrant entitles the holder thereof to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustments described in the Company’s registration statement on Form S-1 (Registration No. 333-249177) filed in connection with its initial public offering.

The public warrants is exercisable and will expire on March 15, 2028, or earlier upon redemption or liquidation. public warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the units and only whole warrants will trade.

The Company will not be obligated to deliver any shares of Class A common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act covering the issuance of the shares of Class A common stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable, and the Company will not be obligated to issue shares of Class A common stock upon exercise of a warrant unless Class A common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.

On July 13, 2023, warrant holders exercised 435 thousand public warrants at an exercise price of $11.50, for a total of $5,002 thousand of cash proceeds to the Company.

On July 14, 2023, the Company entered into a Warrant Exchange Agreement (the “Agreement”) with third-party investor (the “Warrant Holder”) with respect to warrants to purchase an aggregate of 2,000 thousand shares of its common stock, par value $0.0001 per share (the “common stock”) initially issued by the Company in its initial public offering on December 15, 2020 (the “public warrants”). Pursuant to the Agreement, the Company issued an aggregate of 600 thousand shares of common stock to the Warrant Holder in exchange for the surrender and cancellation of the public warrants held by such holder. This resulted in an additional paid in capital of $4,914 thousand in a non-cash transaction and resulted in a $3,900 thousand loss on the warrant conversion, which is included in change in fair value of derivative liability in the statement of operations.

For the quarter ended September 30, 2023, about 613 thousand public warrants to purchase Class A common stock were exercised on a cashless basis for approximately 50 thousand shares of common stock and are no longer outstanding.

Private Warrants

As of December 31, 2023, there were 10,280 thousand private placement warrants outstanding and none as of December 31, 2022. The private placement warrants are identical to the public warrants, except that the private placement warrants and the shares of Class A common stock issuable upon the exercise of the private placement warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the private placement warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the private placement warrants are held by someone other than the initial purchasers or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

Public and private warrant exercise activity and underlying common stock issued or surrendered for the year ended December 31, 2023, is:

	Public Warrants	Private Warrants	Total
January 1, 2023	13,800,000	10,280,000	24,080,000
Warrants exchanged and exercised – cash	(2,435,000)	-	(2,435,000)
Warrants exercised – cashless	(613,138)	-	(613,138)
December 31, 2023	10,751,862	10,280,000	21,031,862